Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Current tax expense (income)	€ 291	€ 390	€ 248
Adjustments for current tax of prior periods	7	(10)	3
Current tax expense (income) and adjustments for current tax of prior periods	€ 298	€ 380	€ 251